CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Voting Shares
Common shares issued (in shares)	2	2
Common shares outstanding (in shares)	2	2
Listed Shares
Common shares issued (in shares)	98,509,387	91,907,985
Common shares outstanding (in shares)	98,509,387	91,907,985